INCOME TAXES - Unrecognized deductible temporary differences and unused tax lossess (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Deductible temporary differences	$ 10,616,227	$ 7,843,252	$ 5,247,143
Unused tax credits	2,416,825	2,416,825	3,054,186
Tax losses	318,477,703	273,792,687	245,013,646
Total	$ 331,510,755	$ 284,052,764	$ 253,314,975